Pre-Ipo Preferred Shares - Summarized Group of Preferred Shares Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	569,036,090	569,036,090	569,036,090	569,036,090
Beginning balance	¥ 1,946,990		¥ 1,006,804	¥ 790,619
Temporary equity, accretion to redemption value, adjustment	¥ 154,066	$ 23,612	¥ 940,186	¥ 216,185
Temporary equity, shares outstanding ending balance | shares			569,036,090	569,036,090
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares	(569,036,090)	(569,036,090)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value	¥ (2,101,056)
Ending balance			¥ 1,946,990	¥ 1,006,804
Series A Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	100,000,000	100,000,000	100,000,000	100,000,000
Beginning balance	¥ 344,876		¥ 164,733	¥ 121,421
Temporary equity, accretion to redemption value, adjustment	¥ 29,021		¥ 180,143	¥ 43,312
Temporary equity, shares outstanding ending balance | shares	0	0	100,000,000	100,000,000
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares	(100,000,000)	(100,000,000)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value	¥ (373,897)
Ending balance			¥ 344,876	¥ 164,733
Series B Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	116,666,650	116,666,650	116,666,650	116,666,650
Beginning balance	¥ 400,476		¥ 195,422	¥ 145,691
Temporary equity, accretion to redemption value, adjustment	¥ 33,342		¥ 205,054	¥ 49,731
Temporary equity, shares outstanding ending balance | shares	0	0	116,666,650	116,666,650
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares	(116,666,650)	(116,666,650)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value	¥ (433,818)
Ending balance			¥ 400,476	¥ 195,422
Series C Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	142,583,330	142,583,330	142,583,330	142,583,330
Beginning balance	¥ 485,302		¥ 249,150	¥ 190,190
Temporary equity, accretion to redemption value, adjustment	¥ 38,707		¥ 236,152	¥ 58,960
Temporary equity, shares outstanding ending balance | shares	0	0	142,583,330	142,583,330
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares	(142,583,330)	(142,583,330)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value	¥ (524,009)
Ending balance			¥ 485,302	¥ 249,150
Series C1 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	34,697,360	34,697,360	34,697,360	34,697,360
Beginning balance	¥ 117,973		¥ 60,433	¥ 46,081
Temporary equity, accretion to redemption value, adjustment	¥ 9,424		¥ 57,540	¥ 14,352
Temporary equity, shares outstanding ending balance | shares	0	0	34,697,360	34,697,360
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares	(34,697,360)	(34,697,360)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value	¥ (127,397)
Ending balance			¥ 117,973	¥ 60,433
Series C1 Plus Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	26,912,090	26,912,090	26,912,090	26,912,090
Beginning balance	¥ 92,966		¥ 49,539	¥ 38,556
Temporary equity, accretion to redemption value, adjustment	¥ 7,015		¥ 43,427	¥ 10,983
Temporary equity, shares outstanding ending balance | shares	0	0	26,912,090	26,912,090
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares	(26,912,090)	(26,912,090)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value	¥ (99,981)
Ending balance			¥ 92,966	¥ 49,539
Series D Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	128,152,790	128,152,790	128,152,790	128,152,790
Beginning balance	¥ 438,439		¥ 250,098	¥ 216,960
Temporary equity, accretion to redemption value, adjustment	¥ 31,610		¥ 188,341	¥ 33,138
Temporary equity, shares outstanding ending balance | shares	0	0	128,152,790	128,152,790
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares	(128,152,790)	(128,152,790)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value	¥ (470,049)
Ending balance			¥ 438,439	¥ 250,098
Series D1 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	20,023,870	20,023,870	20,023,870	20,023,870
Beginning balance	¥ 66,958		¥ 37,429	¥ 31,720
Temporary equity, accretion to redemption value, adjustment	¥ 4,947		¥ 29,529	¥ 5,709
Temporary equity, shares outstanding ending balance | shares	0	0	20,023,870	20,023,870
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares	(20,023,870)	(20,023,870)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value	¥ (71,905)
Ending balance			¥ 66,958	¥ 37,429